Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class A
Trading Symbol	WATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$78	0.76%
[1]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Western Asset Intermediate Bond Fund returned 6.43%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	6.43	0.09	1.65
Class A (with sales charge)	2.44	-0.79	1.20
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 194,075,576
Holdings Count | $ / shares	493	[2]
Advisory Fees Paid, Amount	$ 1,365,316
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class C
Trading Symbol	WATCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$156	1.52%
[3]
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of Western Asset Intermediate Bond Fund returned 5.62%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	5.62	-0.68	0.92
Class C (with sales charge)	4.62	-0.68	0.92
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 194,075,576
Holdings Count | $ / shares	493	[4]
Advisory Fees Paid, Amount	$ 1,365,316
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class R
Trading Symbol	WATRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$117	1.14%
[5]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R shares of Western Asset Intermediate Bond Fund returned 6.02%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R	6.02	-0.30	1.34
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 194,075,576
Holdings Count | $ / shares	493	[6]
Advisory Fees Paid, Amount	$ 1,365,316
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class I
Trading Symbol	WATIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	0.55%
[7]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class I shares of Western Asset Intermediate Bond Fund returned 6.69%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class I	6.69	0.30	1.97
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 194,075,576
Holdings Count | $ / shares	493	[8]
Advisory Fees Paid, Amount	$ 1,365,316
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate Bond Fund
Class Name	Class IS
Trading Symbol	WABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$47	0.45%
[9]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class IS shares of Western Asset Intermediate Bond Fund returned 6.75%. The Fund compares its performance to the Bloomberg Intermediate U.S. Government/Credit Index, which returned 6.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning as yields fell
↑	Structured product positioning
↑	Investment-grade credit positioning

Top detractors from performance:
↓	U.S. dollar-denominated emerging market positioning
Use of derivatives and the impact on performance:
The Fund held interest rate futures, options, swaps and credit default swaps to manage its duration, yield curve and credit exposure. In aggregate, these derivatives provided a net positive impact to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class IS	6.75	0.43	2.06
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
Bloomberg Intermediate U.S. Government/Credit Index	6.45	0.55	1.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 194,075,576
Holdings Count | $ / shares	493	[10]
Advisory Fees Paid, Amount	$ 1,365,316
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$194,075,576
Total Number of Portfolio Holdings*	493
Total Management Fee Paid	$1,365,316
Portfolio Turnover Rate	62%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.